S-K 1603(a)(9) Restrictions on Selling Securities	Mar. 04, 2026
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	In addition, in order to facilitate our initial business combination (including in connection with a related PIPE financing) or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange the founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.
Founder Shares [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Earlier of (i) six months after the date of the consummation of our initial business combination or (ii) subsequent to our initial business combination, we consummate a subsequent liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor, officers, directors and transferees
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted to (i) any officer, director, employee, including any family member or affiliate of such officer, director, or employee; (ii) by private sales or transfers at or prior to the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iii) in the event of our liquidation prior to the completion of our initial business combination; (iv) by virtue of our sponsor’s limited liability company agreement; and (v) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination
Private Placement Units [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Same as above
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above